TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2019
Trade and other receivables [abstract]
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES

	December 31, 2019	December 31, 2018
Trade receivables	$54,164	$11,287
Value added tax receivables	10,944	12,811
Prepayments and deposits	15,478	10,880
Income tax receivable	3,489	2,947
Other taxes receivable	2,368	4,274
Other	863	642
	$87,306	$42,841

No provision for credit loss was recognized at December 31, 2019 or 2018. All trade receivables are expected to be settled within twelve months. Credit risk is further discussed in note 26(b).